Commitments and Contingencies - Summary of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2022	$ 4,410
2023	1,954
2024	94
2025	84
2026	84
Thereafter
Total future lease payments	$ 6,626